Income tax (Tables)	12 Months Ended
Dec. 31, 2020
Income tax [Abstract]
Disclosure of detailed information about income tax

	2020	2019	2018

Loss for the year before income taxes	$(6,000)	$(5,524)	$(5,198)

Statutory rate	27.00%	27.00%	27.00%

Expected income tax recovery	(1,620)	(1,491)	(1,403)

Permanent differences and other	551	(1,277)	(8,163)

Difference in foreign tax rates	84	73	140

Effect of change in future tax rates	-	-	(805)

Change in valuation allowance	985	2,695	10,231

Total income tax recovery	$-	$-	$-

Disclosure of detailed information about current income tax

	2020	2019	2018

Current income tax recovery	$-	$-	$-

Deferred income tax expense	-	-	-

Total income taxes	$-	$-	$-

Deferred Income Tax Reconciliation
The Company’s deferred income tax liability consisted of:

	2020	2019	2018

Deferred income tax assets:

Non-capital loss carryforward	$11,803	$11,092	$9,140

Resource expenditures	2,683	2,647	2,507

Equipment	278	272	239

Share issue and legal costs	26	15	22

Other	12,190	11,957	11,355

	26,980	25,983	23,263

Unrecognized tax assets	(26,939)	(25,954)	(23,263)

Net deferred income tax assets	41	29	-

Deferred income tax liabilities:

Foreign exchange on loan	(25)	(29)	-

Mineral property interests	(16)	-	-

Net deferred income tax liabilities	$(41)	$(29)	$-

Net deferred income tax	$-	$-	$-